Capital and Reserves (Details 1) - Ordinary shares [member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	1,775,839	2,418,695
Common shares issued for capital increase	2,350,110	640,000
Adjustment during the Merger:
Issuance of Auris NewCo shares		305,869
Cancellation for Auris OldCo shares		(3,058,695)
Common shares issued for capital increase		1,469,970
Ending balance	4,125,949	1,775,839